BANK BALANCES – CLIENT ACCOUNTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BANK BALANCES – CLIENT ACCOUNTS

17.	BANK BALANCES – CLIENT ACCOUNTS

The Group receives and holds money deposited by clients and other institutions in the course of the conduct of the regulated activities of its ordinary business. These clients’ monies are maintained in one or more segregated bank accounts. The Group has recognized the corresponding trade payables to respective clients and other institutions.